5. FAIR VALUE MEASUREMENTS (Details) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Money Market Fund	$ 9,495,656	$ 16,284,184
U.S. Government Securities	0	5,249,654
Total	9,495,656	21,533,838
Level 1
Money Market Fund	9,495,656	16,284,184
U.S. Government Securities	0	5,249,160
Total	9,495,656	21,533,344
Level 2
Money Market Fund	0	0
U.S. Government Securities	0	0
Total	0	0
Level 3
Money Market Fund	0	0
U.S. Government Securities	0	0
Total	$ 0	$ 0